Significant accounting policies - Retirement Plans (Details)	12 Months Ended
Dec. 31, 2017
Minimum | China, excluding the city of Shenzhen
Groups contribution plan
Percentage of the Group required to contribute to the state-managed retirement plan	19.00%
Minimum | Shenzhen
Groups contribution plan
Percentage of the Group required to contribute to the state-managed retirement plan	13.00%
Maximum | China, excluding the city of Shenzhen
Groups contribution plan
Percentage of the Group required to contribute to the state-managed retirement plan	20.00%
Maximum | Shenzhen
Groups contribution plan
Percentage of the Group required to contribute to the state-managed retirement plan	14.00%